Goodwill and Intangible Assets - Intangible Assets and Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 662,746	$ 665,555	$ 658,975
Accumulated amortization	368,949	330,645	275,758
Finite-Lived Intangible Assets, Net	293,797	334,910	383,217
Intangible Assets, Gross (Excluding Goodwill)	666,346	669,155	662,575
Intangible assets, net	297,397	338,510	386,817
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	0	0	0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	3,600	3,600	3,600
Customer Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	569,832	572,415	566,602
Accumulated amortization	309,355	276,655	229,902
Finite-Lived Intangible Assets, Net	260,477	295,760	336,700
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,307	36,312	36,296
Accumulated amortization	20,648	17,821	14,013
Finite-Lived Intangible Assets, Net	15,659	18,491	22,283
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	38,514	38,679	38,106
Accumulated amortization	22,959	20,449	16,662
Finite-Lived Intangible Assets, Net	15,555	18,230	21,444
Unpatented Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	9,700	9,700	9,700
Accumulated amortization	9,700	9,700	9,700
Drawings and Manuals [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,047	3,067	3,001
Accumulated amortization	2,163	2,109	1,942
Finite-Lived Intangible Assets, Net	884	958	1,059
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,346	5,382	5,270
Accumulated amortization	4,124	3,911	3,539
Finite-Lived Intangible Assets, Net	$ 1,222	$ 1,471	$ 1,731